ENTITIES IN THE GROUP - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Long Range 2 A/S
Disclosure of subsidiaries
Interest held in joint venture (in percent)	50.00%
Marine Exhaust Technology Ltd.
Disclosure of subsidiaries
Interest held in joint venture (in percent)		28.00%
Marine Exhaust Technology Ltd. | Marine Exhaust Technology Ltd.
Disclosure of subsidiaries
Profit (loss) from continuing operations		$ (0.1)